Acquisitions and Disposal of The Discontinued Operations (Details) - Schedule of operating result of discontinued operations of the RTD Business - RTD Business [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Acquisitions and Disposal of The Discontinued Operations (Details) - Schedule of operating result of discontinued operations of the RTD Business [Line Items]
Cost of revenues
Gross (loss) profit
Operating expenses:
Compensation expense	5,511
Professional and consulting expenses	26,606
Selling and marketing expenses	(7,850)
General and administrative expenses	37,255
Total operating expenses	61,522
Loss from operations	61,522
Gain on debt extinguishment	99,897
Interest income (expense)	(172)
Other income, net	99,725
Income from discontinued operations	$ 38,203